CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Shareholders' equity
Share capital, shares authorized | shares	1,400,000,000
Accounts receivable, allowance for credit loss	¥ 292	¥ 482
Due from related parties, allowance for credit loss	213	56
Prepayments and other current assets, allowance for credit loss	¥ 265	¥ 277